Trade Accounts Receivable and Other Current Assets - Other Current Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Trade Accounts Receivable and Other Current Assets
Insurance claims for recoveries	$ 7,477
Refund of value added tax	1,762	$ 1,429
Prepaid expenses	1,392	1,050
Other receivables	3,750	3,032
Total other current assets	$ 14,381	$ 5,511